CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 57	$ 39	$ 353	$ (345)
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	16	(8)	81	(27)
Changes in retirement plans’ funded status	15	13	45	39
Foreign currency translation	(96)	(9)	(362)	161
Share of other comprehensive income (loss) of entities using the equity method	14	(4)	49	3
Other comprehensive income (loss), net of tax	(51)	(8)	(187)	176
Comprehensive income (loss)	6	31	166	(169)
Less: Comprehensive income (loss) attributable to noncontrolling interests	3	(1)	10	4
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 3	$ 32	$ 156	$ (173)